Vanguard Long-Term Tax-Exempt Bond ETF Performance Management - Vanguard Long-Term Tax-Exempt Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance.
Performance One Year or Less [Text]	The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance.